Accounts Payable and Other - Schedule of Accounts Payable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade payables	$ 754	$ 1,062
Fair value of derivative contracts (Note 21)	29	219
Accrued share-based compensation (Note 16)	49	36
CER variable toll disputes	127	98
Keystone XL contractual recoveries	0	48
MP-14 costs	30	30
Keystone XL termination provision	6	17
Contract liabilities (Note 6)	16	15
Keystone environmental provision (Note 23)	3	4
Income tax payable (Note 15)	8	0
Withdrawal of variable toll disputes	102	0
Other	11	15
Accounts payable and other	$ 1,135	$ 1,544